SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Accounts receivable associated with digital advertising services	$ 9,507,102	$ 2,032,717
Less: allowance for doubtful account	(101,947)
Accounts receivable, net	9,405,155	2,032,717
Accrued payroll	287,846
Service payable	202,494	23,795
Other payables	780,747	517,255
Accrued liabilities and other payables	$ 1,271,087	$ 541,050